Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		123 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Income Statement [Abstract]
Grant revenue	$ 7,229	$ 10,173	$ 7,229	$ 10,173	$ 612,457
License fee and other revenues		9,600		14,400	282,900
Total revenues	7,229	19,773	7,229	24,573	895,357
Operating expenses:
Research and development	257,463	158,763	481,670	277,430	9,365,241
General and administrative	345,554	126,633	731,288	340,673	8,392,435
Total operating expenses	603,017	285,396	1,212,958	618,103	17,757,676
Operating loss	(595,788)	(265,623)	(1,205,729)	(593,530)	(16,862,319)
Other income (expense):
Interest income	1,748		2,189		185,531
Interest expense	(1,424)		(3,444)	(1,691)	(2,112,621)
Other income	755	98	1,361	1,588	149,348
Total other income (expense), net	1,079	98	106	(103)	(1,777,742)
Loss before provision for income taxes	(594,709)	(265,525)	(1,205,623)	(593,633)	(18,640,061)
Provision for income taxes
Net loss	$ (594,709)	$ (265,525)	$ (1,205,623)	$ (593,633)	$ (18,640,061)
Weighted average number of common shares outstanding - basic and diluted	24,675,874	4,193,203	24,675,874	4,193,203
Net loss per common share - basic and diluted	$ (0.02)	$ (0.06)	$ (0.05)	$ (0.14)